RiverNorth Opportunities Fund, Inc.
Statement of Investments
October 31, 2019 (Unaudited)

Description	Shares	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (65.67%)
Aberdeen Emerging Markets Equity Income Fund, Inc.	174,576	$1,232,507
Aberdeen Total Dynamic Dividend Fund	449,956	3,797,629
AllianzGI Convertible & Income 2024 Target Term Fund	4,538	43,202
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	247,074	3,063,718
BlackRock California Municipal Income Trust	22,306	302,023
BlackRock Debt Strategies Fund, Inc.	133,089	1,433,368
BlackRock New York Municipal Income Quality Trust	76,542	1,042,502
BlackRock Resources & Commodities Strategy Trust	99,946	753,593
BrandywineGLOBAL - Global Income Opportunities Fund, Inc.(a)	369,974	4,569,179
Clough Global Equity Fund	104,435	1,229,200
Clough Global Opportunities Fund(a)	268,600	2,468,434
Cornerstone Strategic Value Fund, Inc.	65,552	732,871
Delaware Enhanced Global Dividend & Income Fund	188,049	1,839,119
Duff & Phelps Utility and Corporate Bond Trust, Inc.	40,222	367,629
Eaton Vance Floating-Rate Income Plus Fund	38,606	599,165
Eaton Vance Limited Duration Income Fund	372,553	4,757,502
Eaton Vance Senior Income Trust	75,005	464,281
Eaton Vance Tax-Managed Buy-Write Strategy Fund	101,142	980,066
Franklin Limited Duration Income Trust	1,678	15,622
GDL Fund	17,797	163,910
Highland Global Allocation Fund/CEF	36,833	348,072
Highland Income Fund	99,464	1,213,461
India Fund, Inc.	31,757	664,992
Invesco Dynamic Credit Opportunities Fund	414,514	4,584,525
Invesco High Income Trust II	168,152	2,434,841
Invesco Municipal Opportunity Trust	25,805	320,240
Invesco Senior Income Trust(a)	953,010	3,983,582
John Hancock Tax-Advantaged Global Shareholder Yield Fund	7,370	51,074
Kayne Anderson MLP/Midstream Investment Co.	138,217	1,817,554
Lazard World Dividend & Income Fund, Inc.	46,504	449,229
Neuberger Berman California Municipal Fund, Inc.	7,402	103,036
Neuberger Berman High Yield Strategies Fund, Inc.	49,034	584,976
Neuberger Berman New York Municipal Fund, Inc.	124,980	1,548,552
NexPoint Credit Strategies Fund	57,960	955,760
Nuveen Connecticut Quality Municipal Income Fund	94,355	1,289,833
Nuveen Credit Strategies Income Fund	435,461	3,209,348
Nuveen Georgia Quality Municipal Income Fund	97,607	1,223,992
Nuveen Intermediate Duration Quality Municipal Term Fund	46,594	641,133
Nuveen Mortgage Opportunity Term Fund 2	27,396	608,293
Nuveen North Carolina Quality Municipal Income Fund	73,568	1,006,410
PGIM Global High Yield Fund, Inc.(a)	391,211	5,633,438
PGIM High Yield Bond Fund, Inc.	101,932	1,517,767
PIMCO Energy & Tactical Credit Opportunities Fund	26,799	444,595
Putnam Municipal Opportunities Trust	108,017	1,423,664
Royce Micro-Cap Trust, Inc.	164,907	1,330,799
Source Capital, Inc.	33,034	1,230,044
Special Opportunities Fund, Inc.	64,876	912,157
The Swiss Helvetia Fund, Inc.(b)	2,646	22,121
Templeton Global Income Fund	580,557	3,500,759
Tortoise MLP Fund, Inc.	49,290	552,541
Voya Emerging Markets High Income Dividend Equity Fund	51,673	378,246
Voya Natural Resources Equity Income Fund	20,050	73,984
Voya Prime Rate Trust(a)	774,338	3,716,822

Description	Shares	Value (Note 2)
Western Asset Corporate Loan Fund, Inc.	55,418	$520,929
Western Asset Global High Income Fund, Inc.	186,521	1,827,906

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $78,917,962)		79,980,195

CLOSED-END FUNDS - PREFERRED SHARES (0.43%)
PennantPark Investment Corp.(b)	18,654	470,267
WhiteHorse Finance, Inc.	2,054	54,606

TOTAL CLOSED-END FUNDS - PREFERRED SHARES
(Cost $518,601)		524,873

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (4.67%)
Barings BDC, Inc.(a)	388,690	3,991,846
Garrison Capital, Inc.	163,249	1,092,136
OHA Investment Corp.	468,165	608,615

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $6,546,179)		5,692,597

BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES (4.44%)
Capital Southwest Corp., 5.95%, 12/15/2022	18,588	482,544
Monroe Capital Corp., 5.75%, 10/31/2023	1,997	50,963
Oxford Square Capital Corp., 6.50%, 3/30/2024	78,540	1,992,953
Portman Ridge Finance Corp., 6.13%, 9/30/2022	12,025	302,309
Stellus Capital Investment Corp., 5.75%, 9/15/2022	12,767	328,035
THL Credit, Inc., 6.75%, 12/30/2022	29,808	757,421
THL Credit, Inc., 6.13%, 10/30/2023	45,456	1,186,402
TriplePoint Venture Growth BDC Corp., 5.75%, 7/15/2022	12,191	312,081

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES - PREFERRED SHARES
(Cost $5,288,233)		5,412,708

	Rate	Maturity Date	Principal Amount	Value (Note 2)
CONVERTIBLE CORPORATE BOND (0.49%)
BlackRock Capital Investment Corp.	5.000%	06/15/22	$600,000	$601,579

TOTAL CONVERTIBLE CORPORATE BOND
(Cost $600,000)				601,579

	Shares	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (14.37%)
8i Enterprises Acquisition Corp.(b)	23,872	238,004
Act II Global Acquisition Corp.(b)	13,143	135,241
Agba Acquisition, Ltd.(b)	30,883	314,543
Alberton Acquisition Corp.(b)	22,730	239,347
Allegro Merger Corp.(b)	24,649	250,064
Andina Acquisition Corp. III(b)	29,708	311,934
Apex Technology Acquisition Corp.(b)	6,941	71,215
B Riley Principal Merger Corp.(b)	21,819	221,463
Big Rock Partners Acquisition Corp.(b)	35,482	376,109
Boxwood Merger Corp.(b)	47,428	479,497
ChaSerg Technology Acquisition Corp.(b)	16,106	173,139
Churchill Capital Corp. II(b)	56,978	615,362
Crescent Acquisition Corp.(b)	39,846	405,433
DD3 Acquisition Corp.(b)	48,831	494,902
Edtechx Holdings Acquisition Corp.(b)	16,106	184,092
Far Point Acquisition Corp., Class A(b)	5,103	52,110

Description	Shares	Value (Note 2)
Fellazo, Inc.(b)	23,580	$237,686
FinTech Acquisition Corp. III(b)	35,478	378,550
Galileo Acquisition Corp.(b)	9,373	94,011
GigCapital2, Inc.(b)	23,193	241,439
Graf Industrial Corp.(b)	47,967	503,654
Greenland Technologies Holding(b)	1,171	8,548
GX Acquisition Corp.(b)	21,598	220,084
Haymaker Acquisition Corp. II(b)	15,939	164,969
Health Sciences Acquisitions Corp.(b)	13,788	139,948
Hennessy Capital Acquisition Corp. IV(b)	44,040	471,228
HL Acquisitions Corp.(b)	30,748	314,091
Insurance Acquisition Corp.(b)	6,376	66,023
Leisure Acquisition Corp.(b)	56,828	584,760
LF Capital Acquisition Corp., Class A(b)	33,437	343,732
Longevity Acquisition Corp.(b)	24,043	252,452
Megalith Financial Acquisition Corp.(b)	35,972	380,943
Monocle Acquisition Corp.(b)	7,363	76,943
Netfin Acquisition Corp.(b)	25,065	253,407
New Providence Acquisition Corp.(b)	16,868	170,198
Nuveen Ohio Quality Municipal Income Fund	19,902	311,864
Orisun Acquisition Corp.(b)	36,130	363,107
Pivotal Acquisition Corp.(b)	9,896	100,741
Pivotal Investment Corp. II(b)	11,579	117,645
Proficient Alpha Acquisition Corp.(b)	34,883	355,283
Pure Acquisition Corp.(b)	42,171	434,362
Replay Acquisition Corp.(b)	21,524	221,073
SC Health Corp.(b)	5,789	60,495
Schultze Special Purpose Acquisition Corp.(b)	30,224	315,539
Silver Spike Acquisition Corp.(b)	25,306	256,603
South Mountain Merger Corp.(b)	30,930	317,033
Tenzing Acquisition Corp.(b)	29,977	315,508
Thunder Bridge Acquisition II, Ltd.(b)	16,262	167,255
TKK Symphony Acquisition Corp.(b)	72,356	739,117
Tottenham Acquisition I, Ltd.(b)	24,729	256,192
Trident Acquisitions Corp.(b)	50,476	527,474
Trine Acquisition Corp.(b)	30,246	314,256
Trinity Merger Corp., Class A(b)	20,397	213,965
Tuscan Holdings Corp.(b)	43,548	458,125
Tuscan Holdings Corp. II(b)	92,638	937,497
Twelve Seas Investment Co.(b)	45,379	465,135
Union Acquisition Corp. II(b)	5,982	60,299
VectoIQ Acquisition Corp.(b)	47,906	491,755
Wealthbridge Acquisition, Ltd.(b)	22,108	229,371

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $16,574,361)		17,494,815

RIGHTS (0.08%)
8i Enterprises Acquisition Corp., Strike Price $11.50, Expires 12/31/2049(b)	23,872	9,167
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025(b)	24,649	5,788
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/31/2049(b)	35,482	9,225
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023(b)	30,748	8,813
KBL Merger Corp. IV, Strike Price $11.50, Expires 07/01/2023(b)	20,375	4,075

Description	Shares	Value (Note 2)
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022(b)	38,862	$13,209
TKK Symphony Acquisition Corp., Strike Price $11.50, Expires 12/31/2049(b)	72,356	18,089
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 12/31/2049(b)	24,729	4,587
Twelve Seas Investment Co., Strike Price $11.50, Expires 07/14/2023(b)	45,379	26,179

TOTAL RIGHTS
(Cost $118,036)		99,132

WARRANTS (0.24%)
8i Enterprises Acquisition Corp., Strike Price $11.50, Expires 10/01/2025(b)	23,872	9,262
Akazoo SA, Strike Price $11.50, Expires 12/31/2024(b)	4,122	3,050
Allegro Merger Corp., Strike Price $11.50, Expires 01/07/2025(b)	24,649	5,211
Allied Esports Entertainment, Inc., Strike Price $11.50, Expires 10/25/2024(b)	2,929	410
Big Rock Partners Acquisition Corp., Strike Price $11.50, Expires 12/01/2022(b)	17,741	3,934
Boxwood Merger Corp., Strike Price $11.50, Expires 11/26/2025(b)	47,428	37,942
DD3 Acquisition Corp., Strike Price $11.50, Expires 10/23/2023(b)	48,831	16,949
Far Point Acquisition Corp., Strike Price $11.50, Expires 06/03/2025(b)	1,701	2,118
Greenland Technologies Holding, Strike Price $11.50, Expires 07/26/2023(b)	23,749	3,087
Health Sciences Acquisitions Corp., Strike Price $11.50, Expires 04/01/2024(b)	13,788	14,064
HL Acquisitions Corp., Strike Price $11.50, Expires 07/19/2023(b)	30,748	5,612
KBL Merger Corp. IV, Strike Price $11.50, Expires 07/01/2023(b)	20,375	1,830
Legacy Acquisition Corp., Strike Price $11.50, Expires 12/01/2022(b)	29,594	13,480
Leisure Acquisition Corp., Strike Price $11.50, Expires 12/28/2022(b)	28,414	18,958
LF Capital Acquisition Corp., Strike Price $11.50, Expires 06/28/2023(b)	33,437	15,080
Pensare Acquisition Corp., Strike Price $11.50, Expires 08/08/2022(b)	19,431	6,121
Pivotal Acquisition Corp., Strike Price $11.50, Expires 12/01/2025(b)	9,896	12,964
Pure Acquisition Corp., Strike Price $11.50, Expires 04/17/2023(b)	21,085	23,826
TKK Symphony Acquisition Corp., Strike Price $11.50, Expires 08/20/2023(b)	72,356	5,788
Tottenham Acquisition I, Ltd., Strike Price $11.50, Expires 06/06/2025(b)	24,729	1,757
Trident Acquisitions Corp., Strike Price $11.50, Expires 06/14/2021(b)	50,476	5,552
Trinity Merger Corp., Strike Price $11.50, Expires 06/01/2023(b)	20,397	30,392
Twelve Seas Investment Co., Strike Price $11.50, Expires 07/14/2023(b)	45,379	24,954

Description	Shares	Value (Note 2)
VectoIQ Acquisition Corp., Strike Price $11.50, Expires 06/12/2023(b)	47,906	$25,869

TOTAL WARRANTS
(Cost $279,587)		288,210

Description	7-Day Yield	Shares	Value
SHORT-TERM INVESTMENTS (10.35%)
State Street Institutional Treasury Money Market Fund	1.743%	12,600,045	12,600,045

TOTAL SHORT-TERM INVESTMENTS
(Cost $12,600,045)			12,600,045

TOTAL INVESTMENTS (100.74%)
(Cost $121,443,004)			$122,694,154

Liabilities in Excess of Other Assets (-0.74%)(c)			(911,806)
NET ASSETS (100.00%)			$121,782,348

SCHEDULE OF SECURITIES SOLD SHORT
Description	Shares	Value
EXCHANGE TRADED FUNDS - COMMON SHARES (-11.06%)
PowerShares Senior Loan Portfolio	(271,147)	$(6,076,404)
SPDR® Barclays Short Term High Yield Bond ETF	(114,385)	(3,064,374)
SPDR® Bloomberg Barclays High Yield Bond ETF	(40,000)	(4,327,600)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(13,468,378)

TOTAL SECURITIES SOLD SHORT
(Proceeds $13,554,564)		$(13,468,378)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of October 31, 2019, the aggregate market value of those securities was $9,629,874 representing 7.91% of net assets.
(b)	Non-income producing security.
(c)	Includes cash, in the amount of $13,797,726 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

October 31, 2019 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Effective July 18, 2018, the Fund’s Board of Directors (the “Board”) approved changing the fiscal year-end of the Fund from October 31 to July 31.

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds and exchange-traded funds (“ETFs” and collectively, “Underlying Funds”). Underlying Funds also may include business development companies (“BDCs”) and special purpose acquisition companies (“SPACs”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The Statement of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on October 31, 2019.

Portfolio Valuation: The net asset value per common share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per common share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its common shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the cost basis method for both financial reporting and tax purposes.

Fair Value Measurements: The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2019:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$79,980,195	$–	$–	$79,980,195
Closed-End Funds - Preferred Shares	524,873	–	–	524,873
Business Development Companies - Common Shares	5,692,597	–	–	5,692,597
Business Development Company Notes - Preferred Shares	5,412,708	–	–	5,412,708
Convertible Corporate Bond	–	601,579	–	601,579
Special Purpose Acquisition Companies - Common Shares	17,494,815	–	–	17,494,815
Rights	99,132	–	–	99,132
Warrants	288,210	–	–	288,210
Short-Term Investments	12,600,045	–	–	12,600,045
Total	$122,092,575	$601,579	$–	$122,694,154
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(13,468,378)	$–	$–	$(13,468,378)
Total	$(13,468,378)	$–	$–	$(13,468,378)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value as of October 31, 2019. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in special purpose acquisition companies (“SPACs”). SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Certain SPACs may seek acquisitions only in limited industries or regions. If an acquisition that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders. Investments in SPACs may be illiquid and/or be subject to restrictions on resale.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended October 31, 2019, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.